Intangible Assets, Net - Schedule of Future Estimated Amortization Expense of Intangible Assets (Details)	Dec. 31, 2025 USD ($)
Schedule of Future Estimated Amortization Expense of Intangible Assets [Line Items]
Total estimated amortization expense of intangible assets	$ 16,334,777
December 31, 2026 [Member]
Schedule of Future Estimated Amortization Expense of Intangible Assets [Line Items]
Total estimated amortization expense of intangible assets	5,766,869
December 31, 2027 [Member]
Schedule of Future Estimated Amortization Expense of Intangible Assets [Line Items]
Total estimated amortization expense of intangible assets	5,307,564
December 31, 2028 [Member]
Schedule of Future Estimated Amortization Expense of Intangible Assets [Line Items]
Total estimated amortization expense of intangible assets	4,101,756
December 31, 2029 [Member]
Schedule of Future Estimated Amortization Expense of Intangible Assets [Line Items]
Total estimated amortization expense of intangible assets	1,158,588
December 31, 2030 [Member]
Schedule of Future Estimated Amortization Expense of Intangible Assets [Line Items]
Total estimated amortization expense of intangible assets